VARIABLE INTEREST ENTITIES ("VIEs") - Golar Hilli (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 12, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted		$ (273,557)	$ (211,956)	$ (231,428)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1096 Hilli Common Units in July 2018				304,468
Changes from net loss attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests				$ 73,040
Share Capital | Golar Partners | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Number of subsidiary shares sold in transaction	1,096
Golar LNG Limited | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	44.60%
Golar LNG Limited | Series A Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar LNG Limited | Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar Partners | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	50.00%
Keppel | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	5.00%
Keppel | Series A Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Keppel | Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
B&V | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.40%
B&V | Series A Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%
B&V | Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%